Schedule of financial instruments (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost	$ 512	$ 561
Financial assets at fair value through profit and loss	601
Subtotal financial assets	1,113	971
Non financial assets	25	15
Total assets	1,138	986
Financial liabilities at amortized cost	1,628	1,744
Financial liabilities at fair value through profit and loss
Subtotal financial liabilities	1,628	1,744
Non financial liabilities	4	2
Total liabilities	1,632	1,746
Financial assets at fair value through profit and loss		410
Trade And Other Liabilities [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities at amortized cost	190	130
Financial liabilities at fair value through profit and loss
Subtotal financial liabilities	190	130
Non financial liabilities	4	2
Total liabilities	194	132
Borrowing [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities at amortized cost	1,438	1,614
Financial liabilities at fair value through profit and loss
Subtotal financial liabilities	1,438	1,614
Non financial liabilities
Total liabilities	1,438	1,614
Trade Receivables And Other Receivables [Member]
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost	376	366
Financial assets at fair value through profit and loss	30	3
Subtotal financial assets	406	369
Non financial assets	25	15
Total assets	431	384
Financial Assets At Amortized Cost [Member] | Term Deposit [Member]
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost	100	100
Financial assets at fair value through profit and loss
Subtotal financial assets	100	100
Non financial assets
Total assets	100	100
Financial Assets At Amortized Cost [Member] | Other [Member]
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost	10
Financial assets at fair value through profit and loss
Subtotal financial assets	10
Non financial assets
Total assets	10
Financial Assets At Amortized Cost [Member] | Corporate Securities [Member]
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost		25
Subtotal financial assets		25
Non financial assets
Total assets		25
Financial Assets At Fair Value Through Profit And Loss [Member] | Government Securities [Member]
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost
Financial assets at fair value through profit and loss	278	204
Subtotal financial assets	278	204
Non financial assets
Total assets	278	204
Financial Assets At Fair Value Through Profit And Loss [Member] | Corporate Bonds [Member]
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost
Financial assets at fair value through profit and loss	19
Subtotal financial assets	19
Non financial assets
Total assets	19
Financial Assets At Fair Value Through Profit And Loss [Member] | Shares [Member]
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost
Financial assets at fair value through profit and loss	149	40
Subtotal financial assets	149	40
Non financial assets
Total assets	149	40
Financial Assets At Fair Value Through Profit And Loss [Member] | Investment funds [member]
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost
Financial assets at fair value through profit and loss	41	92
Subtotal financial assets	41	92
Non financial assets
Total assets	41	92
Cash And Cash Equivalent [Member]
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost	26	70
Financial assets at fair value through profit and loss	84
Subtotal financial assets	110	141
Non financial assets
Total assets	$ 110	141
Financial Assets At Fair Value Through Profit And Loss Deferred Tax Assets [Member] | Cash And Cash Equivalent [Member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit and loss		$ 71